Commitments, Guarantees, Concentrations and Contingencies (Tables)	12 Months Ended
Dec. 31, 2021
Commitments and Contingencies Disclosure [Abstract]
Schedule of Lease Expenses, Supplemental Cash Flow and Balance Sheet Information	The components of lease expense and supplemental cash flow and non-cash information related to our leases for the years ended December 31, 2021, 2020 and 2019 were as follows. For our office leases, we net sublease income against other lease costs shown in the below table. Furthermore, cash flow information is presented net of sublease income.

	Year Ended December 31,
	2021	2020	2019
Operating lease cost	$20,188	$17,371	$16,380
Finance lease cost – amortization of ROU assets	2,157	719	—
Finance lease cost – interest expense on lease liabilities	485	167	—
Short-term lease cost	1,335	463	323
Variable lease cost(1)	3,979	2,382	880
Sublease income(2)	(717)	(820)	(512)
Total lease cost	$27,427	$20,282	$17,071
Cash paid for amounts included in the measurement of lease liabilities
Operating cash outflows from operating leases	$19,811	$17,444	$12,446
Operating cash outflows from finance leases	488	85	—
Financing cash outflows from finance leases	516	489	—
Supplemental non-cash information
Non-cash operating lease ROU assets obtained in exchange for new lease liabilities(3)	$12,774	$26,417	$24,715
Non-cash increase (decrease) in operating lease ROU assets due to lease modifications	(40)	79	(5,407)
Non-cash finance lease ROU assets obtained in exchange for new finance lease liabilities(4)	—	15,100	—
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(1)Variable lease cost includes non-lease components classified as lease costs, such as common area maintenance fees, property taxes and utilities, that vary in amount for reasons other than the passage of time. We elected the practical expedient to not bifurcate the lease component from the non-lease components.
(2)We entered into a sublease arrangement in July 2019, through which we earn sublease income, which offsets our lease cost related to the underlying premises. During the year ended December 31, 2020, we offered the sublessee a partial rent abatement as a result of the COVID-19 pandemic. The sublease arrangement terminated in August 2021.
(3)For the year ended December 31, 2020, includes $5,640 of operating lease ROU assets obtained through acquisitions.
(4)We did not have any finance leases prior to 2020.
Supplemental balance sheet information related to our leases was as follows as of the dates presented:

	December 31,
	2021	2020
Operating Leases
ROU assets	$115,191	$116,858
Operating lease liabilities	$138,794	$139,796
Weighted average remaining lease term (in years)	8.6	9.5
Weighted average discount rate	4.5%	4.7%
Finance Leases
ROU assets(1)	$12,224	$14,381
Lease liabilities(2)	$14,174	$14,693
Weighted average remaining lease term (in years)	18.3	19.2
Weighted average discount rate	3.4%	3.4%
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(1)Finance lease ROU assets were presented within property, equipment and software in the consolidated balance sheets.
(2)Finance lease liabilities were presented within accounts payable, accruals and other liabilities in the consolidated balance sheets.
Schedule of Lease Maturities, Finance Leases
For the periods presented, maturities of lease liabilities as of the date indicated and a reconciliation of the total undiscounted cash flows to the lease liabilities in the consolidated balance sheets were as follows:

	Operating Leases	Finance Leases
As of December 31, 2021
2022	$22,287	$959
2023	22,537	964
2024	21,749	968
2025	20,494	1,038
2026	19,380	1,060
Thereafter	60,948	14,053
Total	167,395	19,042
Less: imputed interest	(28,601)	(4,868)
Lease liabilities	$138,794	$14,174

Schedule of Lease Maturities, Operating Leases
For the periods presented, maturities of lease liabilities as of the date indicated and a reconciliation of the total undiscounted cash flows to the lease liabilities in the consolidated balance sheets were as follows:

	Operating Leases	Finance Leases
As of December 31, 2021
2022	$22,287	$959
2023	22,537	964
2024	21,749	968
2025	20,494	1,038
2026	19,380	1,060
Thereafter	60,948	14,053
Total	167,395	19,042
Less: imputed interest	(28,601)	(4,868)
Lease liabilities	$138,794	$14,174

Schedule of Other Commitments	Amounts payable in future periods are as follows:

As of December 31, 2021
2022	$45,015
2023	45,121
2024	45,230
2025	45,773
2026	30,526
Thereafter	448,515
Total	$660,180